UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5238

        Nuveen New York Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Municipal Value Fund, Inc. (NNY)
	June 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 1.3% (1.3% of Total Investments)
$ 275	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	Baa3	$229,653
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	1,706,504
	Series 2007A, 5.000%, 12/01/23

2,225	Total Consumer Discretionary			1,936,157

	Consumer Staples – 1.4% (1.4% of Total Investments)
265	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	251,323
	5.250%, 6/01/25
415	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	391,374
	Series 2002, 5.375%, 5/15/33
195	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	183,889
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,005	4.750%, 6/01/22	6/16 at 100.00	BBB	926,791
345	5.000%, 6/01/26	6/16 at 100.00	BBB	312,908

2,225	Total Consumer Staples			2,066,285

	Education and Civic Organizations – 9.9% (10.0% of Total Investments)
275	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School,	7/17 at 100.00	BBB	251,980
	Series 2007A, 5.000%, 7/01/31
115	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	98,143
	Schools, Series 2007A, 5.000%, 4/01/37
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	84,040
	University, Series 2006, 5.000%, 5/01/23
1,175	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College,	7/17 at 100.00	A	1,129,163
	Series 2007A, 5.000%, 7/01/41 – RAAI Insured
800	Dormitory Authority of the State of New York, Insured Revenue Bonds, D’Youville College,	7/11 at 102.00	A	803,488
	Series 2001, 5.250%, 7/01/20 – RAAI Insured
505	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	AA	514,252
	Facilities, Series 2004A, 5.000%, 7/01/29 – MBIA Insured
615	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AA–	684,538
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/09 at 101.00	A	1,282,888
	Series 1999, 6.250%, 7/01/29 – RAAI Insured
750	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 1999,	7/09 at 102.00	A	761,078
	6.000%, 7/01/24 – RAAI Insured
	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue
	Bonds, City University System, Series 1993A:
1,000	5.750%, 7/01/18	No Opt. Call	AA–	1,095,400
1,400	6.000%, 7/01/20	No Opt. Call	AA–	1,576,484
575	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	A3	521,387
	College Project, Series 2007-A2, 4.500%, 8/01/36
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A–	264,197
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
1,650	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Horace	No Opt. Call	AAA	1,382,549
	Mann School, Series 2002, 4.290%, 7/01/41 – MBIA Insured (4)
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,	10/14 at 100.00	A–	235,296
	St. Francis College, Series 2004, 5.000%, 10/01/34
1,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,	2/11 at 100.00	A–	1,116,236
	YMCA of Greater New York, Series 2002, 5.250%, 8/01/21
1,175	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AA	1,115,604
	Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured
1,610	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB–	1,411,326
	Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	161,381
	College, Series 2007, 5.000%, 10/01/27

14,765	Total Education and Civic Organizations			14,489,430

	Financials – 1.2% (1.3% of Total Investments)
400	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds,	No Opt. Call	AA–	412,340
	Series 2005, 5.250%, 10/01/35
1,305	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds	No Opt. Call	AA–	1,389,982
	Series 2007, 5.500%, 10/01/37

1,705	Total Financials			1,802,322

	Health Care – 12.0% (12.2% of Total Investments)
490	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, Olean General	8/08 at 102.00	A+	495,370
	Hospital, Series 1998A, 5.250%, 8/01/23
1,005	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	N/R	964,478
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	N/R	697,235
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,800	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	AA	1,805,922
	Hospital, Series 2005, 4.900%, 8/15/31
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/10 at 101.00	Baa1	1,291,563
	Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
2,350	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	2,379,375
	Center, Series 2006-1, 5.000%, 7/01/35
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Baa1	1,030,370
	Group, Series 2000A, 6.500%, 7/01/25
250	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health,	7/08 at 100.00	Baa1	249,975
	Series 2000C, 5.500%, 7/01/26
1,595	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	1,724,147
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	503,470
	Hospital, Series 2003B, 5.500%, 7/01/23
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	492,795
	Hospital Association, Series 2003A, 5.500%, 7/01/32
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/10 at 100.00	BB	274,935
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds,
	Oneida Health System, Series 2007A:
280	5.250%, 2/01/27	No Opt. Call	BBB–	262,912
260	5.500%, 2/01/32	No Opt. Call	BBB–	244,002
470	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, North Shore	No Opt. Call	A3	487,244
	Health System Obligated Group, Series 2001B, 5.875%, 11/01/11
500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,	2/09 at 101.00	AA	508,420
	Series 1999A, 5.125%, 2/15/14 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,175	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AA	1,202,989
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AA	1,021,320
485	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	B2	465,542
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	B2	236,971
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
825	Newark-Wayne Community Hospital, New York, Hospital Revenue Refunding and Improvement Bonds,	9/08 at 100.00	N/R	825,710
	Series 1993A, 7.600%, 9/01/15
500	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/11 at 101.00	B–	503,445
	Series 2001A, 7.125%, 7/01/31

17,470	Total Health Care			17,668,190

	Housing/Multifamily – 4.7% (4.8% of Total Investments)
400	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding	4/10 at 102.00	AAA	419,172
	Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21
1,690	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA+	1,706,393
	Series 2005A, 5.000%, 7/01/25 – FGIC Insured
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2001A:
1,000	5.400%, 11/01/21	5/11 at 101.00	AA	1,024,910
1,000	5.500%, 11/01/31	5/11 at 101.00	AA	1,013,010
1,000	5.600%, 11/01/42	5/11 at 101.00	AA	1,008,490
440	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue	8/11 at 100.00	Aa1	445,592
	Bonds, Series 2001E, 5.600%, 8/15/20 (Alternative Minimum Tax)
1,275	Westchester County Industrial Development Agency, New York, GNMA Collateralized Mortgage	8/11 at 102.00	Aaa	1,318,516
	Loan Revenue Bonds, Living Independently for the Elderly Inc., Series 2001A, 5.375%, 8/20/21

6,805	Total Housing/Multifamily			6,936,083

	Housing/Single Family – 4.0% (4.0% of Total Investments)
950	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%,	4/15 at 100.00	Aa1	871,179
	4/01/27 (Alternative Minimum Tax)
370	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007,	10/17 at 100.00	Aa1	357,120
	5.200%, 10/01/32 (Alternative Minimum Tax)
3,750	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 73A, 5.250%,	9/08 at 101.00	Aa1	3,772,612
	10/01/17 (Alternative Minimum Tax)
840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%,	4/13 at 101.00	Aaa	799,831
	4/01/23 (Alternative Minimum Tax)

5,910	Total Housing/Single Family			5,800,742

	Long-Term Care – 9.0% (9.1% of Total Investments)
1,000	Babylon Industrial Development Agency, New York, Revenue Bonds, WSNCHS East Inc.,	8/09 at 101.00	AA	1,032,190
	Series 2000B, 6.000%, 8/01/24 – MBIA Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	8/08 at 102.00	AAA	1,003,880
	Eger Healthcare Center of Staten Island, Series 1998, 5.100%, 2/01/28
2,760	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	8/08 at 101.00	AA	2,792,954
	Hebrew Home for the Aged at Riverdale, Series 1997, 6.125%, 2/01/37
2,250	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	8/08 at 101.00	AA	2,271,195
	Rosalind and Joseph Gurwin Jewish Geriatric Center of Long Island, Series 1997, 5.700%,
	2/01/37 – AMBAC Insured
1,455	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, German	8/08 at 100.00	AA–	1,456,833
	Masonic Home Corporation, Series 1996, 5.950%, 8/01/26
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing	8/08 at 100.00	AAA	2,002,380
	Home Corporation, Series 1996, 6.125%, 2/01/36
450	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA	461,268
	Westchester Project, Series 2006, 5.200%, 2/15/41
270	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Aa3	270,165
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
135	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	N/R	105,898
	5.000%, 7/01/35 – ACA Insured
530	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	548,200
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
820	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	776,925
	Needs Facilities Pooled Program, Series 2008A-1, 5.500%, 7/01/18
235	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	221,422
	Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23
225	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	212,000
	Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23

13,130	Total Long-Term Care			13,155,310

	Materials – 0.1% (0.2% of Total Investments)
240	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	219,082
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)

	Tax Obligation/General – 8.0% (8.1% of Total Investments)
750	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	801,075
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/19 –	11/14 at 100.00	AAA	1,044,330
	FSA Insured
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	2,072,100
	XLCA Insured
2,795	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	2,869,681
4,760	New York City, New York, General Obligation Bonds, Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	4,941,736

11,305	Total Tax Obligation/General			11,728,922

	Tax Obligation/Limited – 20.5% (20.7% of Total Investments)
1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,058,000
395	Dormitory Authority of the State of New York, Department of Health Revenue Bonds,	7/15 at 100.00	AA–	408,549
	Series 2005A, 5.250%, 7/01/24 – CIFG Insured
275	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	3/15 at 100.00	AAA	285,447
	Series 2005F, 5.000%, 3/15/21 – FSA Insured
350	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds,	5/14 at 100.00	AAA	382,722
	Buffalo City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured (7)
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 – FSA Insured	11/12 at 100.00	AAA	2,085,960
1,000	5.000%, 11/15/30	11/12 at 100.00	AA	1,011,690
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	1,010,980
	Series 2002A, 5.125%, 1/01/29
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	498,646
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds,
	Local Government Assistance Corporation, Series 2004A:
740	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	762,481
550	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	565,494
1,890	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,930,767
1,200	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	1,209,096
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,330	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,372,015
	Series 2003E, 5.000%, 2/01/23
1,530	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	1,580,628
	Series 2007C-1, 5.000%, 11/01/27
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,034,930
	2003A, 5.000%, 3/15/21
2,100	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	2,173,574
	Series 2008A, 5.000%, 12/15/27 (UB)
840	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	852,634
	Development and Housing, Series 2006A, 5.000%, 3/15/36
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,	10/15 at 100.00	AA	1,040,630
	Series 2005B, 5.000%, 4/01/21 – AMBAC Insured
610	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, Trust	No Opt. Call	AA	882,048
	2800, 16.320%, 4/01/20 – AMBAC Insured (IF)
1,175	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,211,801
	5.000%, 4/01/27
1,620	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A,	3/12 at 100.00	AAA	1,687,813
	5.125%, 3/15/21
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,800	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA	1,869,372
2,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA	2,066,520
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,044,550
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
600	New York State Urban Development Corporation, Special Project Revenue Bonds, University	No Opt. Call	AA–	680,076
	Facilities Grants, Series 1995, 5.875%, 1/01/21
1,230	Suffolk County Judicial Facilities Agency, New York, Service Agreement Revenue Bonds, John P.	10/09 at 101.00	AA	1,268,044
	Colahan Court Complex, Series 1999, 5.000%, 4/15/16 – AMBAC Insured
40	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E,	No Opt. Call	AA–	41,744
	7.250%, 1/01/10

28,835	Total Tax Obligation/Limited			30,016,211

	Transportation – 8.3% (8.4% of Total Investments)
180	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	184,529
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B,	11/17 at 100.00	A	2,507,275
	5.000%, 11/15/33
500	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AA	520,555
	Series 2002A, 5.500%, 11/15/19 – AMBAC Insured
1,100	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/08 at 102.00	BB+	685,278
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B	962,290
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
165	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	AA	167,930
	AMBAC Insured
400	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	409,244
	FSA Insured
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International	4/09 at 101.00	AA	500,770
	Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AA–	1,024,540
435	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AA–	443,765
430	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue	8/17 at 100.00	AAA	462,336
	Bonds, RITES Trust 1516, 11.509%, 8/15/32 – FSA Insured (IF)
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,557,475
	Series 2002B, 5.000%, 11/15/21
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AA	865,964
800	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	AA	833,768

12,290	Total Transportation			12,125,719

	U.S. Guaranteed – 9.2% (9.3% of Total Investments) (5)
	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2000A:
600	5.700%, 10/01/20 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 100.00	A (5)	639,396
750	5.750%, 10/01/30 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 100.00	A (5)	800,063
220	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	N/R (5)	239,050
	(Pre-refunded 7/15/11)
2,765	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	3,212,182
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
25	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial	No Opt. Call	Baa1 (5)	32,370
	Facilities, Series 1991A, 9.500%, 4/15/14 (ETM)
3,125	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John’s	8/08 at 101.00	N/R (5)	3,165,655
	Meadows Project, Series 1998A, 5.250%, 8/01/38 (Pre-refunded 8/01/08)
305	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	AAA	326,856
	Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)
960	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	7/08 at 101.00	AA (5)	970,723
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
480	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/10 at 101.00	AAA	510,547
	Bonds, Series 2000, 6.150%, 6/01/25 (Pre-refunded 6/01/10)
410	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/10 at 102.00	N/R (5)	447,626
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 7/01/10)
750	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/09 at 101.00	BBB– (5)	789,548
	High School Facility, Series 2000, 6.625%, 6/15/28 (Pre-refunded 6/15/09)
1,000	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds,	No Opt. Call	AA (5)	1,125,710
	Series 1994, 7.250%, 11/01/11 – MBIA Insured (Alternative Minimum Tax) (ETM)
1,120	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development	2/11 at 100.00	BBB– (5)	1,220,878
	Properties – Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

12,510	Total U.S. Guaranteed			13,480,604

	Utilities – 6.4% (6.5% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	1,507,725
1,500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A–	1,504,800
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	249,250
	5.000%, 12/01/35 – CIFG Insured
1,000	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	977,680
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
1,500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	3/11 at 100.00	AA	1,493,835
	New York State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 – MBIA Insured
500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	492,435
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory
	put 11/15/12) (Alternative Minimum Tax)
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	246,280
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory
	put 11/15/14) (Alternative Minimum Tax)
1,500	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	1,514,955
25	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	26,191
	11/15/19 – FGIC Insured
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue
	Cogeneration Partners Facility, Series 1998:
1,000	5.300%, 1/01/13 (Alternative Minimum Tax)	1/09 at 101.00	N/R	941,540
575	5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R	499,905

9,600	Total Utilities			9,454,596

	Water and Sewer – 1.9% (2.0% of Total Investments)
415	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	444,179
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
1,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AA+	1,596,000
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17
740	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/12 at 100.00	AA+	777,311
	Bonds, Fiscal Series 2003A, 5.375%, 6/15/19

2,655	Total Water and Sewer			2,817,490

$ 141,670	Total Long-Term Investments (cost $143,228,495) – 97.9%			143,697,143

	Short-Term Investments – 0.7% (0.7% of Total Investments)
$ 1,000	Erie County Water Authority, New York, Water Revenue Bonds, Variable Rate Demand Obligations,		VMIG-1	1,000,000
	Series 1993A, 3.750%, 12/01/16 – AMBAC Insured (6)

	Total Short-Term Investments (cost $1,000,000)			1,000,000

	Total Investments (cost $144,228,495) – 98.6%			144,697,143

	Floating Rate Obligations – (1.1)%			(1,575,000)

	Other Assets Less Liabilities – 2.5%			3,669,566

	Net Assets Applicable to Common Shares – 100%			$146,791,709

Futures Contracts outstanding at June 30, 2008:
					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	June 30, 2008	(Depreciation)

U.S. Treasury Bonds	Long	53	9/08	$6,126,469	$30,506

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of June 30, 2008. Subsequent to June 30, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end.
Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors/Trustees.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Portion of investment, with an aggregate market value of $120,284, has been pledged to collateralized the net payment obligations under futures contracts.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2008, the cost of investments was $142,364,152.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 3,206,911
Depreciation	(2,448,920)

Net unrealized appreciation (depreciation) of investments	$ 757,991

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Municipal Value Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         August 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        August 29, 2008